Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 589	$ 639	$ 5,377	$ 4,067
Transfers out of Level 2 into Level 1 of fair value hierarchy	7,994	1,473	10,661	11,009
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	17	153	158	361
Transfers out of Level 2 into Level 1 of fair value hierarchy	489	403	506	804
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	343	1,016	9,222	6,856
Transfers out of Level 2 into Level 1 of fair value hierarchy	6,480	1,917	10,138	10,890
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	990	197	2,721	1,198
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 10,845	$ 648	$ 11,999	$ 5,905